Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Summary of inventories

	December 31, 2020	December 31, 2019

Ore stockpiles	$6,327	$3,859
In-process inventory and finished goods	81,120	81,282
Materials and supplies	88,824	78,093
	$176,271	$163,234